Schedule of disaggregates the revenue (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disaggregation of Revenue [Line Items]
Total	$ 26,122,190	$ 28,854,393
Service [Member]
Disaggregation of Revenue [Line Items]
Total	$ 26,122,190	$ 28,854,393